Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 21,979,168	₨ 16,917,093
Proceeds	15,447,433	11,642,842
Repayment	(3,150,951)	(2,892,202)
Movement in short term borrowings	(467,200)	(1,520,339)
Cash flow	33,205,477	24,147,394
Foreign exchange movement	25,472	48,952
Reclass	(6,740,804)	(2,238,500)
Fair value changes	9,597	21,322
Balance Ending	27,101,715	21,979,168
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	19,528,070	14,709,690
Proceeds	14,453,762	11,046,000
Repayment	(2,751,383)	(2,530,185)
Movement in short term borrowings	(467,200)	(1,520,339)
Cash flow	30,763,249	21,705,166
Foreign exchange movement	24,021	44,541
Reclass	(6,740,804)	(2,238,500)
Fair value changes	13,410	16,863
Balance Ending	24,058,876	19,528,070
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	2,451,098	2,207,403
Proceeds	993,671	596,842
Repayment	(399,568)	(362,017)
Cash flow	2,442,228	2,442,228
Foreign exchange movement	1,451	4,411
Fair value changes	(3,813)	4,459
Balance Ending	₨ 3,042,839	₨ 2,451,098